Post-employment benefits (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	R$ (2,429)	R$ (1,909)
Amounts recognized in income (1+2+3+4)	(153)	(286)
1 - Cost of current service	(29)	(28)
3 - Net interest	(188)	(179)
4 - Other expenses	64	(79)
Amount recognized in stockholders equity	(227)	(616)
5 - Effects on asset ceiling	296	(42)
6 - Remeasurements	(499)	(554)
Changes in financial assumptions	3,288	(1,370)
Experience of the plan	(3,787)	816
7 - Exchange variation	(24)	(20)
Other (8+9+10)	749	382
9 - Benefits paid	191	189
10 - Contributions and investments from sponsor	558	193
Amounts at end of the period	(2,060)	(2,429)
Amount recognized in Assets (Note 18a)	301	343
Amount recognized in Liabilities (Note 18b)	(2,361)	(2,772)
Defined Benefit Plans And Variable Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(1,966)	(1,438)
Amounts recognized in income (1+2+3+4)	(186)	(164)
1 - Cost of current service	(29)	(28)
3 - Net interest	(157)	(136)
Amount recognized in stockholders equity	(188)	(557)
5 - Effects on asset ceiling	290	(8)
6 - Remeasurements	(454)	(529)
Changes in financial assumptions	3,197	(1,331)
Experience of the plan	(3,651)	802
7 - Exchange variation	(24)	(20)
Other (8+9+10)	558	193
10 - Contributions and investments from sponsor	558	193
Amounts at end of the period	(1,782)	(1,966)
Amount recognized in Assets (Note 18a)	17	30
Amount recognized in Liabilities (Note 18b)	(1,799)	(1,996)
Defined Benefit Plans And Variable Contribution Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	23,754	21,933
Amounts recognized in income (1+2+3+4)	2,226	2,193
3 - Net interest	2,226	2,193
Amount recognized in stockholders equity	(3,240)	1,136
6 - Remeasurements	(3,244)	1,138
Experience of the plan	(3,244)	1,138
7 - Exchange variation	4	(2)
Other (8+9+10)	(1,250)	(1,508)
9 - Benefits paid	(1,808)	(1,701)
10 - Contributions and investments from sponsor	558	193
Amounts at end of the period	21,490	23,754
Defined Benefit Plans And Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(21,590)	(19,637)
Amounts recognized in income (1+2+3+4)	(2,015)	(1,969)
1 - Cost of current service	(29)	(28)
3 - Net interest	(1,986)	(1,941)
Amount recognized in stockholders equity	2,762	(1,685)
6 - Remeasurements	2,790	(1,667)
Changes in financial assumptions	3,197	(1,331)
Experience of the plan	(407)	(336)
7 - Exchange variation	(28)	(18)
Other (8+9+10)	1,808	1,701
9 - Benefits paid	1,808	1,701
Amounts at end of the period	(19,035)	(21,590)
Defined Benefit Plans And Variable Contribution Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(4,130)	(3,734)
Amounts recognized in income (1+2+3+4)	(397)	(388)
3 - Net interest	(397)	(388)
Amount recognized in stockholders equity	290	(8)
5 - Effects on asset ceiling	290	(8)
Amounts at end of the period	(4,237)	(4,130)
Defined Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	313	378
Amounts recognized in income (1+2+3+4)	98	(43)
3 - Net interest	34	36
4 - Other revenues and expenses	64	(79)
Amount recognized in stockholders equity	(127)	(22)
5 - Effects on asset ceiling	6	(34)
6 - Remeasurements	(133)	12
Experience of the plan	(133)	12
Amounts at end of the period	284	313
Amount recognized in Assets (Note 18a)	284	313
Defined Contribution Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	393	420
Amounts recognized in income (1+2+3+4)	105	(39)
3 - Net interest	41	40
4 - Other revenues and expenses	64	(79)
Amount recognized in stockholders equity	(133)	12
6 - Remeasurements	(133)	12
Experience of the plan	(133)	12
Amounts at end of the period	365	393
Defined Contribution Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(80)	(42)
Amounts recognized in income (1+2+3+4)	(7)	(4)
3 - Net interest	(7)	(4)
Amount recognized in stockholders equity	6	(34)
5 - Effects on asset ceiling	6	(34)
Amounts at end of the period	(81)	(80)
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(776)	(849)
Amounts recognized in income (1+2+3+4)	(65)	(79)
3 - Net interest	(65)	(79)
Amount recognized in stockholders equity	88	(37)
6 - Remeasurements	88	(37)
Changes in financial assumptions	91	(39)
Experience of the plan	(3)	2
Other (8+9+10)	191	189
9 - Benefits paid	191	189
Amounts at end of the period	(562)	(776)
Amount recognized in Liabilities (Note 18b)	R$ (562)	(776)
2 - Cost of past service